UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella          Greenwich, CT               November 12, 2002
-----------------------     --------------------------  ----------------------
     [Signature]                [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $300,397
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                               Cardinal Capital Management, L.L.C.
                                                             FORM 13F
                                                            30-Sep-02

COLUMN 1                      COLUMN 2     COLUMN 3    COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7     COLUMN 8
                                                                                           Voting Authority
                                                          Value   Shares/  Invstmt  Other
Name of Issuer                Title of class CUSIP      (x$1000) Prn Amt  Dscretn Managers Sole   Shared    None
--------------                -------------- -----      -------- -------  ------- -------- ----   ------    ----
Albemarle Corp                Common Stock 012653101     $2,812   111,200  Sole            50,400           60,800
Apogee Enterprises, Inc.      Common Stock 037598109     $6,282   574,200  Sole           246,400          327,800
Caremark Rx Inc.              Common Stock 141705103    $11,867   698,050  Sole           297,750          400,300
Chemed Corp                   Common Stock 163596109     $7,643   248,400  Sole           106,550          141,850
Columbia Sportswear           Common Stock 198516106     $4,305   124,000  Sole            56,600           67,400
Columbian Rope Co.            Common Stock 198684102     $1,083     6,940  Sole                              6,940
Constellation Brands          Common Stock 21036P108     $7,249   313,800  Sole           134,700          179,100
Crown City Plating Co         Common Stock 228237103       $186    35,500  Sole                             35,500
Crown Pacific Partners        Common Stock 228439105     $4,939 1,789,600  Sole           799,200          990,400
Del Monte Foods               Common Stock 24522P103     $8,655 1,059,400  Sole           454,800          604,600
Deluxe Corp.                  Common Stock 248019101     $3,722    82,600  Sole            35,100           47,500
El Paso Electric              Common Stock 283677854    $11,767   990,530  Sole           444,330          546,200
Electro Rent Corp.            Common Stock 285218103     $5,586   577,100  Sole           243,700          333,400
Emcor Group                   Common Stock 29084Q100     $7,634   153,600  Sole            65,800           87,800
FMC Technologies Inc.         Common Stock 30249U101     $1,379    82,254  Sole            34,938           47,316
First City Liq Trust Cert     Common Stock 33762E108     $7,674   550,097  Sole           224,592          325,505
Fuel Tech NV                  Common Stock 359523107     $1,502   350,100  Sole           141,500          208,600
Gemstar TV Guide Int'l        Common Stock 36866W106     $1,885   748,100  Sole           317,500          430,600
Great Lakes REIT              Common Stock 390752103     $3,835   219,500  Sole            91,700          127,800
Handleman Co.                 Common Stock 410252100     $3,952   431,900  Sole           183,700          248,200
Hollinger Int'l               Common Stock 435569108    $11,411 1,255,300  Sole           535,800          719,500
Ikon Office Solutions         Common Stock 451713101     $4,821   611,800  Sole           261,600          350,200
Imation Corp.                 Common Stock 45245A107     $5,091   179,700  Sole            72,600          107,100
Intergraph Corp.              Common Stock 458683109    $12,676   741,700  Sole           314,700          427,000
Jack in the Box               Common Stock 466367109     $9,686   424,820  Sole           182,420          242,400
KB Home                       Common Stock 48666K109     $4,210    86,200  Sole            34,600           51,600
Koger Equity Inc.             Common Stock 500228101     $3,398   201,200  Sole            84,900          116,300
Lancaster Colony Corp.        Common Stock 513847103     $6,604   156,800  Sole            66,700           90,100
Lincoln Electric              Common Stock 533900106     $3,813   172,300  Sole            73,200           99,100
Oxford Health Plans           Common Stock 691471106    $12,319   316,350  Sole           134,150          182,200
Pittston Brink's Grp.         Common Stock 725701106     $8,328   371,800  Sole           159,200          212,600
Playtex                       Common Stock 72813P100     $6,750   793,200  Sole           334,600          458,600
Polymedica Corp.              Common Stock 731738100     $6,970   263,800  Sole           113,200          150,600
Pope & Talbot Inc.            Common Stock 732827100     $3,514   273,500  Sole           116,100          157,400
Pure Resources Inc.           Common Stock 74622E102     $6,341   283,100  Sole           126,000          157,100
RH Donnelley Corp.            Common Stock 74955W307    $14,213   546,640  Sole           230,940          315,700
Right Mgmt.                   Common Stock 766573109     $8,062   327,200  Sole           139,700          187,500
Serologicals Corp.            Common Stock 817523103     $5,788   432,300  Sole           184,100          248,200
Silgan Holdings Inc.          Common Stock 827048109     $5,142   180,800  Sole            77,600          103,200
Speedway Motorsports          Common Stock 847788106     $9,266   393,450  Sole           168,450          225,000
Storage Technology            Common Stock 862111200     $1,506   143,300  Sole            60,400           82,900
Summit Properties Inc.        Common Stock 866239106     $3,310   170,600  Sole            69,300          101,300
Sunoco, Inc.                  Common Stock 86764P109     $4,268   141,500  Sole            59,800           81,700
Timberland                    Common Stock 887100105     $2,316    73,100  Sole            31,100           42,000
Triarc Co. Inc.               Common Stock 895927101    $10,710   472,000  Sole           202,800          269,200
Trizec Properties Inc.        Common Stock 89687P107     $5,185   456,800  Sole           191,400          265,400
United Defense Ind.           Common Stock 91018B104    $14,256   604,070  Sole           271,200          332,870
Viad Corp.                    Common Stock 92552R109     $3,123   152,870  Sole            65,230           87,640
Wellsford Real Prpts.         Common Stock 950240200     $3,363   195,500  Sole            81,000          114,500
REPORT SUMMARY                          49 DATA RECORDS  300397



01269.0001 #362389